Financial Instruments (Contractual Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Interest Rate Swap [Member]
Derivative Contractual Obligation Fiscal Year Maturity [Line Items]
Less than 1 year	$ 9,696
1-3 years	9,434
4-5 years	252
After 5 years	0
Total	19,382
Commodity Contract [Member]
Derivative Contractual Obligation Fiscal Year Maturity [Line Items]
Less than 1 year	0
1-3 years	0
4-5 years	0
After 5 years	0
Total	0
Foreign Exchange Contract [Member]
Derivative Contractual Obligation Fiscal Year Maturity [Line Items]
Less than 1 year	0
1-3 years	0
4-5 years	0
After 5 years	0
Total	$ 0